ROYALTY AND OTHER PROPERTY INTERESTS (Tables)	12 Months Ended
Dec. 31, 2022
Royalty And Other Property Interests [Abstract]
Disclosure of detailed information about royalty and other property interests [Table Text Block]
	Country	December 31, 2021	Net Additions (Recoveries)	Depletion	Impairment	Cumulative translation adjustments	December 31, 2022
Royalty Interests
Gediktepe	Turkey	$43,746	$-	$(3,770)	$(5,448)	$-	$34,528
Leeville	USA	6,413	-	(1,867)	-	-	4,546
Diablillos	Argentina	7,018	-	-	-	(436)	6,582
Berenguela	Peru	1,949	-	-	-	(121)	1,828
Revelo Portfolio	Chile	1,326	-	-	(25)	(164)	1,137
Tartan Lake	Canada	975	-	-	-	(61)	914
Other*	Various	1,771	484	-	-	(99)	2,156
		63,198	484	(5,637)	(5,473)	(881)	51,691
Other Property Interests
Perry Portfolio	Canada	1,321	(446)	-	(53)	(81)	741
Other*	Various	1,129	(67)	-	-	(69)	993
		2,450	(513)	-	(53)	(150)	1,734
Total		$65,648	$(29)	$(5,637)	$(5,526)	$(1,031)	$53,425

*Included in other are various royalty and other property interests held in Serbia, Finland, Sweden, Argentina, Chile, Mexico, Canada and the U.S.A.

	Country	January 1, 2021	Net Additions (Recoveries)	Depletion	Impairment	Cumulative translation adjustments	December 31, 2021
Royalty Interests
Gediktepe	Turkey	$-	$43,746	$-	$-	$-	$43,746
Leeville	USA	8,831	-	(2,418)	-	-	6,413
Diablillos	Argentina	-	7,224	-	-	(206)	7,018
Berenguela	Peru	-	2,006	-	-	(57)	1,949
Revelo Portfolio	Chile	1,322	-	-	-	4	1,326
Tartan Lake	Canada	-	1,003	-	-	(28)	975
Other*	Various	1,031	753	-	-	(13)	1,771
		11,184	54,732	(2,418)	-	(300)	63,198
Other Property Interests
Perry Portfolio	Canada	1,900	(462)	-	(124)	7	1,321
Other*	Various	1,433	(205)	-	(104)	5	1,129
		3,333	(667)	-	(228)	12	2,450
Total		$14,517	$54,065	$(2,418)	$(228)	$(288)	$65,648

*Included in other are various royalty and other property interests held in Serbia, Finland, Sweden, Argentina, Chile, Mexico, Canada and the U.S.A.

Disclosure of payments under asset purchase agreement [Table Text Block]
	Gold Line Cash Payments	EMX Shares	Gold Line Shares
Upon signing of the agreement (paid and issued)	$750	$375	$375
First anniversary of the purchase agreement (paid and issued)	1,500	500	500
Second anniversary of the purchase agreement	1,750	625	625
Third anniversary of the purchase agreement	3,000	-	-
Total	$7,000	$1,500	$1,500

Disclosure of payments to be received under agreement [Table Text Block]
	Cash Payments	Gold Line Shares

Upon signing of the agreement (received)	$-	$375
First anniversary of the purchase agreement (received)	250	250
Second anniversary of the purchase agreement	313	313
Total	$563	$938

Disclosure of detailed information about project and royalty generation costs [Table Text Block]
	Fennoscandia	USA	Eastern Europe	Australia	Canada	South America and other	General Royalty geneation costs	Total
Administration costs	$49	$228	$94	$5	$11	$95	$32	$514
Drilling, technical, and support costs	1,554	4,570	142	295	21	19	64	6,665
Personnel	686	2,554	552	155	183	183	1,014	5,327
Property costs	569	2,064	1	28	45	178	-	2,885
Professional costs	33	56	101	28	-	197	403	818
Share-based payments	229	351	47	22	7	54	227	937
Travel	158	28	51	24	22	18	65	366
Total Expenditures	3,278	9,851	988	557	289	744	1,805	17,512
Recoveries from partners	(1,782)	(6,787)	-	(8)	-	-	-	(8,577)
Net Expenditures	$1,496	$3,064	$988	$549	$289	$744	$1,805	$8,935